Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to Aptorum Group Limited	$(441,780)	$(2,643,796)
Denominator:
Basic and diluted weighted average shares outstanding	7,126,796	5,339,608

Basic and diluted loss per share	$(0.06)	$(0.50)